Loans receivable, net (Additional Information) (Details) $ in Thousands									12 Months Ended
	Mar. 01, 2021 USD ($)	Mar. 01, 2021 HKD ($)	Mar. 01, 2019 USD ($)	Mar. 01, 2019 HKD ($)	Oct. 03, 2018 USD ($)	Oct. 03, 2018 HKD ($)	Sep. 26, 2018 USD ($)	Sep. 26, 2018 HKD ($)	Dec. 31, 2021 USD ($) loan	Dec. 31, 2021 HKD ($) loan	Dec. 31, 2020 USD ($) loan	Dec. 31, 2019 USD ($)	Dec. 31, 2021 HKD ($)	Jan. 31, 2020	Apr. 18, 2018
Debt Instrument, Interest Rate, Stated Percentage														8.00%	2.50%
Provision charge									$ 1,386		$ 1,980	$ 194
Interes income									93		39	$ 2
Loans to unrelated parties									13,860	$ 108,120,000
Accrued interest on loans													$ 535,498
Provision for loan losses									3,558		2,172
Financing Receivables, Equal to Greater than 365 Days Past Due [Member]
Loans and Leases Receivable									423
Provisions for doubtful accounts									$ 8
Financing Receivables, 180 to 365 Days Past Due [Member]
Loans and Leases Receivable											1,474
Provisions for doubtful accounts											$ 950
Personal Loans
Number of loans | loan									18	18	34
Provisions for doubtful accounts									$ 450		$ 1,958
Corporate Loans
Number of loans | loan									3	3	2
Provisions for doubtful accounts									$ 1,428		$ 22
Mortgage loan agreement
Loans to unrelated parties							$ 1,470	$ 11,500,000
Interest rate on loans							8.00%	8.00%
Repayments of loan by unrelated party	$ 1,470	$ 11,500,000
Loan agreement
Loans to unrelated parties					$ 2,560	$ 20,000,000.00	$ 14,940	$ 116,500,000
Interest rate on loans					8.00%	8.00%	8.00%	8.00%
Repayments of loan by unrelated party			$ 2,560	$ 20,000,000.00
Accrued interest on loans									$ 13,860				$ 108,120,000
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage									5.00%		6.00%		5.00%
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage									54.00%		54.00%		54.00%